Expense Example - Floating Rate Income Fund - Class 1	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 1,003